united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

Donoghue Forlines Dividend VIT Fund

Class 1 shares

Class 2 shares

Donoghue Forlines Momentum VIT Fund

Class 1 shares

Class 2 shares

Annual Report

December 31, 2023

1-877-779-7462

Distributed by Northern Lights Distributors, LLC

Member FINRA

DONOGHUE FORLINES DIVIDEND VIT FUND

DONOGHUE FORLINES MOMENTUM VIT FUND

ANNUAL LETTER TO SHAREHOLDERS

BY JEFFREY R. THOMPSON, CHIEF EXECUTIVE OFFICER, PORTFOLIO MANAGER

February 8, 2024

Dear Investors,

We are pleased to address our annual letter to shareholders of the Donoghue Forlines Dividend VIT Fund, and the Donoghue Forlines Momentum VIT Fund (each a “VIT Fund” and collectively the “VIT Funds”).

During the year ended December 31, 2023, the Donoghue Forlines Dividend VIT Fund, and the Donoghue Forlines Momentum VIT Fund had the following performance relative to their respective benchmark indices:

Returns for Year ended December 31, 2023

Dividend VIT Fund	-1.58%
Russell 1000 Value Index	11.46%

Momentum VIT Fund	19.81%
Russell 1000 Index	26.53%

Source: Ultimus Fund Solutions

2023 was a bounce back year for stock prices. Growth outperformed value as disinflationary forces pushed the Federal Reserve into a more accommodative policy environment. The excitement around innovations in AI powered gains in large US Technology companies, while cyclical stocks underperformed, most prominently regional banks. The narrow breadth rewarded allocations to large-cap stocks in major indices.

800.642.4276	DonoghueForlines.com	One International Place, Suite 310 Boston, MA 02110

UPDATE ON THE DONOGHUE FORLINES DIVIDEND VIT FUND

The Donoghue Forlines Dividend VIT Fund’s primary objective is total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the fund. The Fund seeks to beat the total return performance of the Russell 1000 Value Index over a full market cycle on a risk adjusted basis.

The Donoghue Forlines Dividend VIT Fund began 2023 100% invested in quality high yielding large/mid cap stocks. On March 27th, the fund received a tactical overlay signal and moved 50% of the portfolio to short-term treasuries. On July 12th, the fund received a subsequent buy signal and moved 100% invested in quality high yielding large/mid cap stocks. On October 6th, the fund received a tactical overlay signal and moved to 50% of the portfolio to short-term treasuries. On December 13th, the fund received a subsequent buy signal and moved 100% invested in quality high yielding large/mid cap stocks. The Fund had quarterly reconstitutions and rebalanced on March 3, June 5, September 6, and December 5, 2023.

The Donoghue Forlines Dividend VIT underperformed the Russell 1000 Value Index during 2023 due to its risk mitigation signals. The first was in March during the regional banking crisis and the second was in October after a sell-off as bonds peaked. In both cases, the downside was a head fake and we bought back into equities at higher prices in the following months. Additionally, Value equities underperformed the broader market.

Our focus continues to be risk-adjusted returns over a full market cycle. This is where we may miss upside in some instances for the greater good of missing the catastrophic downside, which can be devastating to a pre-retiree or retiree.

UPDATE ON THE DONOGHUE FORLINES MOMENTUM VIT FUND

The Donoghue Forlines Momentum VIT Fund’s primary objective is capital growth and income. Capital preservation is a secondary objective of the fund. The Fund seeks to beat the total return performance of the Russell 1000 Index over a full market cycle on a risk adjusted basis.

The Donoghue Forlines Momentum VIT remained invested in high Quality momentum stocks for the entirety of 2023. The Fund had quarterly reconstitutions and rebalanced on March 3, June 5, September 6, and December 5, 2023.

The Donoghue Forlines Momentum VIT underperformed its benchmark during 2023 due to its underlying composition. The 2023 rally in equities was very concentrated at the top, with the largest stocks seeing the most outsized gains. This benefited traditional indices against the fund. However, we performed well within the tactical allocation category.

Our focus continues to be risk-adjusted returns over a full market cycle. This is where we may miss upside in some instances for the greater good of missing the catastrophic downside, which can be devastating to a pre-retiree or retiree.

DIVIDENDS AND DISTRIBUTIONS

The Donoghue Forlines Dividend VIT Fund made the following dividend and capital gain distributions during the year ended December 31, 2023:

	Long-Term	Short-Term	Dividend	Distribution
Distribution Date	Capital Gains	Capital Gains	Income	Total
03/30/2023	0.0000	0.0000	0.0707	0.0707
06/29/2023	0.0000	0.0000	0.0524	0.0524
9/28/2023	0.0000	0.0000	0.0755	0.0755
10/25/2023	0.0000	0.0000	0.0436	0.0436

Source: Ultimus Fund Solutions

The Donoghue Forlines Momentum VIT did not have any dividend or capital gain distributions during the year ended December 31, 2023:

MARKET OUTLOOK AND POTENTIAL IMPLICATION

2023: What a Difference a Year Makes

2022 was a rough year for traditional asset classes, leading to substantial losses to balanced portfolios. 2023 saw a reversal of fortune, with major stock indices rallying near records and bond yields dropping sharply from their highs. In sum, stocks and bonds bounced back. Inflation came off the boil and slowed in dramatic fashion. There are a number of indicators that reflect the disinflationary environment: commodity prices continue to fall, wage costs relative to output are back to normal, supply chains are operating as they did prior to the COVID shock, and even the money supply is declining.

While inflation numbers came down all year, the Fed remained front and center throughout 2023. They continued their historic tightening campaign with a series of hikes during the first half of the year. After what was likely the last hike in July, the Fed Funds target rate range rose from near zero in March 2022 up to 5.25-5.50%.

Nonetheless, the Fed did eventually pivot, which propelled a rally in disinflationary assets, particularly long-dated treasury bonds and growth-oriented equities. With hopes of a return to a 2% inflation world, the easing in financial conditions over the final two months of the year was the fastest in history.

This environment unleashed excitement around AI (Artificial Intelligence) and the possible productivity gains set to be unleashed by the technology. This stretched valuations of a handful of mega-cap growth companies, which powered the rally in major indices. Nonetheless, breadth was solid, and stocks remain in long-term uptrends.

2024: Risks Skewed to Downside Volatility

While all that happened in 2023 seems positive, below the surface there are cracks in the economy. We were bullish on risk assets going into 2023 but are more bearish for 2024. While stocks and other risky assets could grind higher for the next few months, our longer-term outlook dictates a more defensive posture.

The US economy is on a knife-edge where weaker growth could push it into recession while stronger growth could trigger a second wave of inflation. Both outcomes will ultimately lead to a recession. While the economy has held up past many expectations, a look at history shows that such long and variable lags between policy tightening triggering a recession signal and the recession’s actual arrival is typically longer than 12 months. In other words, just because a US recession has not yet materialized does not mean that one will not strike in the next 12 months. This is against a backdrop of asset markets that have priced in a soft economic landing.

While the path of least resistance in the short-term is higher, we suspect that this year any large moves in markets may be self-limiting. Big drops in stocks could prompt Fed cuts; big rallies further ease financial conditions and rekindle the very inflation that the Fed thought it had smothered. It is a recipe for a range-bound and volatile year, with asymmetric downside risk.

We believe bonds, with a large income cushion, could play a crucial role in portfolios in 2024. With inflation likely to keep falling in the near-term and a recession looming on the horizon, the risk-reward is tilted towards a further decline in bond yields. Longer-term, we believe rates will be structurally higher, creating tougher asset allocation decisions.

Long Term: A New Investing Paradigm

In the past, investors relied on bonds to hedge equity volatility. Typically, bonds rallied when stocks pulled back more than 5%. However, in the last three years US bond and equity performance during such episodes displayed an almost 1:1 correlation.

If it is indeed a new normal, then the long-term implications for portfolio management are dramatic. After all, most pension funds, insurance companies and private portfolios are built on the premise that exposure to bonds reduces portfolio volatility and limits downside risks. While short-term we could see treasuries act as a safe haven during the next recessionary cycle, longer term investors will need to adapt portfolios to achieve diversification and investment goals. “Buy and Hold forever” is no longer a reasonable strategy for many fixed income asset classes.

We believe the importance of tactical asset allocation will be critical to clients meeting their long-term objectives. A 60% equity and 40% bond portfolio, the guidepost of moderate strategic asset allocation, has experienced multiple “lost decades” over history, where the portfolio trades sideways or down.

Therefore, we continue to stress the importance of tactical management. In today’s environment, advisors are challenged to rethink foundational elements of investor portfolios – which means seeking out strategies that bolster the “core” going forward. We will continue to provide solutions for the next generation of investing.

Fund Implications

Our Momentum fund remained fully invested in equities throughout the year and was able to take advantage of the risk-on environment. The technical picture for growth stocks remains in an uptrend and would likely need to see quick price deterioration to trigger a more defensive posture.

Our Dividend fund received two defensive signals throughout the year to move 50% of the portfolio into short-term treasuries. The first was in March during the regional banking crisis and the second was in October after a sell-off as bonds peaked. In both cases, the downside was a head fake and we bought back into equities at higher prices in the following months. The technical picture for value equities remains in an uptrend but is weaker than stocks broadly. If markets were to turn, we could see the Dividend strategy move to a defensive posture more quickly. We believe dividend stocks are poised to outperform broader equities in 2024.

Regards,

Jeffrey R. Thompson
Chief Executive Officer
Portfolio Manager

7149-NLD 02/09/2024

Donoghue Forlines Dividend VIT Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for the year ended December 31, 2023, compared to its benchmarks:

	One Year	Annualized Five Year	Annualized Ten Year
Donoghue Forlines Dividend VIT Fund - Class 1	(1.58)%	0.71%	0.89%
FCF Risk Managed Sector Neutral Dividend Index (a)	(0.83)%	5.39%	6.12%
Russell 1000 Value Total Return Index (b)	11.46%	10.91%	8.40%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares, as well as other charges and expenses of the insurance contract or separate account. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class 1 and Class 2 prospectus dated May 1, 2023 is 2.02% and 2.52% for Class 1 and Class 2 shares, respectively. The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2024, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor)) , will not exceed 2.00% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. As of December 31, 2023 Class 2 shares have not commenced operations. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	The FCF Risk Managed Sector Neutral Dividend Index (the “Dividend Index”) is reconstituted and rebalanced quarterly during March, June, September, and December. The Dividend Index establishes an equity portfolio typically consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and dividend yield rank (measured by dividend over market capitalization) from the constituents of the Russell 1000 Value Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow, payment of cash dividends for the previous four consecutive quarters, and meeting an average daily traded volume minimum over the previous six months are eligible for inclusion in the Dividend Index. Upon selection each security will receive an equal weighting with sector weightings based on the current FactSet RBICS sector weights of the Russell 1000 Value Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

(b)	The Russell 1000 Value Total Return Index is a market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000, which represents approximately 98% of the investable U.S. equity market. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2023

Holdings By Investment Types	% of Net Assets
Common Stock	98.4%
Collateral for Securities Loaned	22.5%
Money Market Funds	1.8%
Liabilities in Excess of Other Assets	(22.7)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Momentum VIT Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for the year ended December 31, 2023, compared to its benchmarks:

	One Year	Annualized Five Year	Annualized Ten Year
Donoghue Forlines Momentum VIT Fund - Class 1	19.81%	5.10%	5.45%
FCF Risk Managed Sector Neutral Momentum Index (a)	21.48%	10.37%	10.01%
Russell 1000 Total Return Index (b)	26.53%	15.69%	12.03%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares, as well as other charges and expenses of the insurance contract or separate account. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class 1 and Class 2 prospectus dated May 1, 2023, is 1.66% and 1.91% for Class 1 and Class 2 shares, respectively. The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund at least until October 31, 2024, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor)), will not exceed 2.00% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. As of December 31, 2023 Class 2 shares have not commenced operations. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	The FCF Risk Managed Sector Neutral Momentum Index (the “Momentum Index”) is reconstituted and rebalanced quarterly during March, June, September, and December. The Momentum Index establishes an equity portfolio typically consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and momentum rank (measured by total return over standard deviation of weekly total return) from the constituents of the Russell 1000 Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow and meeting an average daily traded volume minimum over the previous six months are eligible for inclusion in the Momentum Index. Upon selection each security will receive an equal weighting with sector weightings based on the current FactSet RBICS sector weights of the Russell 1000 Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

(b)	The Russell 1000 Total Return Index consists of the 1000 largest companies within the Russell 3000 Index. Also known as Market Oriented Index, because it represents the group of stocks from which most active money managers choose. The returns for the index are total returns, which include reinvestment of dividends. Frank Russell Company reports its indexes as one-month total returns. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2023

Holdings By Investment Type	% of Net Assets
Common Stock	98.5%
Collateral for Securities Loaned	17.6%
Money Market Fund	1.5%
Liabilities in Excess of Other Assets	(17.6)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4%
	APPAREL & TEXTILE PRODUCTS - 2.0%
2,237	Carter’s, Inc.	$167,529

	BANKING - 6.3%
3,374	Comerica, Inc.	188,303
1,552	Cullen/Frost Bankers, Inc.	168,376
16,213	New York Community Bancorp, Inc.	165,859
		522,538
	BEVERAGES - 3.7%
2,611	Coca-Cola Company (The)	153,866
907	PepsiCo, Inc.	154,045
		307,911
	BIOTECH & PHARMA - 7.9%
1,992	Gilead Sciences, Inc.(a)	161,372
986	Johnson & Johnson	154,546
1,489	Merck & Company, Inc.	162,331
16,619	Viatris, Inc.	179,983
		658,232
	CHEMICALS - 3.7%
1,604	LyondellBasell Industries N.V.	152,508
288	NewMarket Corporation(a)	157,199
		309,707
	COMMERCIAL SUPPORT SERVICES - 2.0%
1,861	Robert Half, Inc.	163,619

	CONTAINERS & PACKAGING - 1.9%
16,093	Amcor PLC	155,137

	E-COMMERCE DISCRETIONARY - 2.0%
3,720	eBay, Inc.(a)	162,266

	ELECTRIC UTILITIES - 5.8%
6,110	Clearway Energy, Inc.	167,597
2,459	Public Service Enterprise Group, Inc.	150,368

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	ELECTRIC UTILITIES - 5.8% (Continued)
4,308	Vistra Corporation	$165,944
		483,909
	FOOD - 3.8%
812	Hershey Company (The)	151,389
2,904	Kellanova	162,363
		313,752
	HEALTH CARE FACILITIES & SERVICES - 5.7%
582	Cigna Group (The)(a)	174,279
319	Elevance Health, Inc.(a)	150,428
276	UnitedHealth Group, Inc.(a)	145,306
		470,013
	INDUSTRIAL SUPPORT SERVICES – 4.0%
890	Ferguson PLC	171,833
1,566	MSC Industrial Direct Company, Inc.(a)	158,573
		330,406
	MACHINERY - 2.2%
608	Caterpillar, Inc.	179,767

	MULTI ASSET CLASS REIT - 2.0%
4,902	Apartment Income REIT Corporation	170,246

	OIL & GAS PRODUCERS - 7.4%
4,238	APA Corporation(a)	152,059
1,240	EOG Resources, Inc.	149,978
1,023	Marathon Petroleum Corporation	151,772
1,217	Valero Energy Corporation	158,211
		612,020
	PUBLISHING & BROADCASTING - 2.0%
1,075	Nexstar Media Group, Inc.(a)	168,506

	RETAIL - DISCRETIONARY - 2.0%
2,169	Best Buy Company, Inc.(a)	169,790

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	RETAIL REIT - 2.1%
1,234	Simon Property Group, Inc.	$176,018

	SEMICONDUCTORS - 4.0%
1,828	Microchip Technology, Inc.	164,849
1,182	QUALCOMM, Inc.	170,953
		335,802
	SOFTWARE - 1.9%
6,909	Gen Digital, Inc.	157,663

	SPECIALTY FINANCE - 10.7%
893	American Express Company	167,295
1,366	Capital One Financial Corporation(a)	179,110
1,640	Discover Financial Services	184,336
3,607	OneMain Holdings, Inc.(a)	177,464
4,714	Synchrony Financial	180,028
		888,233
	TECHNOLOGY HARDWARE - 1.9%
3,153	Cisco Systems, Inc.	159,290

	TECHNOLOGY SERVICES - 5.7%
787	Broadridge Financial Solutions, Inc.	161,925
962	International Business Machines Corporation	157,335
13,118	Western Union Company (The)	156,367
		475,627
	TELECOMMUNICATIONS - 1.8%
3,980	Verizon Communications, Inc.	150,046

	TRANSPORTATION & LOGISTICS - 3.9%
680	Union Pacific Corporation	167,022
1,006	United Parcel Service, Inc.	158,173
		325,195
	TRANSPORTATION EQUIPMENT - 2.0%
2,853	Allison Transmission Holdings, Inc.	165,902

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $7,787,199)	$8,179,124

	SHORT-TERM INVESTMENTS — 24.3%
	COLLATERAL FOR SECURITIES LOANED - 22.5%
1,868,042	Mount Vernon Liquid Assets Portfolio, LLC, 5.55% (Cost $1,868,042)(b),(c)	1,868,042

	MONEY MARKET FUNDS - 1.8%
147,902	Fidelity Investments Money Market Government Portfolio, Class I, 5.24% (Cost $147,902)(b)	147,902
1,619	STIT - Government & Agency Portfolio, 4.99% (Cost $1,619)(b)	1,619
	TOTAL MONEY MARKET FUNDS (Cost $149,521)	149,521

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,017,563)	2,017,563

	TOTAL INVESTMENTS - 122.7% (Cost $9,804,762)	$10,196,687
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.7)%	(1,888,378)
	NET ASSETS - 100.0%	$8,308,309

LLC	- Limited Liability Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $1,821,617.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2023. Total collateral had a value of $1,868,042 at December 31, 2023.

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.5%
	APPAREL & TEXTILE PRODUCTS - 1.9%
1,638	Deckers Outdoor Corporation(a),(b)	$1,094,888

	BANKING - 1.8%
741	First Citizens BancShares, Inc.	1,051,457

	BIOTECH & PHARMA - 1.8%
1,840	Eli Lilly and Company	1,072,573

	CABLE & SATELLITE - 1.9%
25,956	Comcast Corporation	1,138,171

	CHEMICALS - 1.9%
2,050	NewMarket Corporation(b)	1,118,952

	CONSTRUCTION MATERIALS - 2.1%
6,005	Eagle Materials, Inc.	1,218,054

	CONSUMER SERVICES - 1.8%
7,953	Grand Canyon Education, Inc.(a)	1,050,114

	ELECTRIC UTILITIES - 2.0%
30,706	Vistra Corporation	1,182,795

	ELECTRICAL EQUIPMENT - 1.9%
32,235	Vontier Corporation	1,113,719

	ENTERTAINMENT CONTENT - 2.0%
29,010	AppLovin Corporation(a)	1,156,049

	HEALTH CARE FACILITIES & SERVICES - 7.9%
10,716	DaVita, Inc.(a),(b)	1,122,608
4,016	Medpace Holdings, Inc.(a)	1,231,024
2,974	Molina Healthcare, Inc.(a)	1,074,536

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 7.9% (Continued)
15,756	Tenet Healthcare Corporation(a),(b)	$1,190,681
		4,618,849
	HOUSEHOLD PRODUCTS - 3.6%
11,252	Church & Dwight Company, Inc.	1,063,989
7,082	Procter & Gamble Company (The)	1,037,796
		2,101,785
	INDUSTRIAL SUPPORT SERVICES - 4.2%
31,039	Core & Main, Inc.(a)	1,254,286
6,346	Ferguson PLC	1,225,222
		2,479,508
	INSURANCE - 1.8%
5,190	Primerica, Inc.	1,067,894

	INTERNET MEDIA & SERVICES - 4.1%
7,984	Expedia Group, Inc.(a)	1,211,890
3,324	Meta Platforms, Inc.(a)	1,176,563
		2,388,453
	LEISURE FACILITIES & SERVICES - 2.2%
10,118	Royal Caribbean Cruises Ltd.(a),(b)	1,310,180

	MEDICAL EQUIPMENT & DEVICES - 2.2%
2,334	IDEXX Laboratories, Inc.(a)	1,295,487

	OIL & GAS PRODUCERS - 3.6%
5,969	Cheniere Energy, Inc.	1,018,968
7,288	Marathon Petroleum Corporation	1,081,248
		2,100,216
	RETAIL - CONSUMER STAPLES - 2.1%
1,834	Costco Wholesale Corporation	1,210,587

	RETAIL - DISCRETIONARY - 6.3%
8,107	Builders FirstSource, Inc.(a)	1,353,384
12,340	TJX Companies, Inc.	1,157,615

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	RETAIL - DISCRETIONARY - 6.3% (Continued)
5,798	Williams-Sonoma, Inc.(b)	$1,169,920
		3,680,919
	SEMICONDUCTORS - 8.3%
7,259	Applied Materials, Inc.	1,176,466
1,175	Broadcom, Inc.	1,311,593
1,519	Lam Research Corporation	1,189,772
2,325	NVIDIA Corporation	1,151,387
		4,829,218
	SOFTWARE - 20.6%
1,780	Adobe, Inc.(a)	1,061,948
20,885	Bentley Systems, Inc.(b)	1,089,779
3,979	Cadence Design Systems, Inc.(a)	1,083,760
4,588	Crowdstrike Holdings, Inc.(a)	1,171,409
4,875	Manhattan Associates, Inc.(a)	1,049,685
2,870	Microsoft Corporation(b)	1,079,235
20,918	Pegasystems, Inc.(b)	1,022,053
1,586	ServiceNow, Inc.(a)	1,120,493
2,002	Synopsys, Inc.(a)	1,030,850
4,016	Workday, Inc.(a)	1,108,657
5,504	Zscaler, Inc.(a),(b)	1,219,467
		12,037,336
	SPECIALTY REITS - 2.0%
16,949	Iron Mountain, Inc.	1,186,091

	TECHNOLOGY SERVICES - 10.5%
5,610	Broadridge Financial Solutions, Inc.	1,154,258
8,718	Coinbase Global, Inc.(a),(b)	1,516,234
2,979	Moody’s Corporation	1,163,478
16,519	Shift4 Payments, Inc.(a),(b)	1,228,022
4,236	Visa, Inc.(b)	1,102,843
		6,164,835

	TOTAL COMMON STOCKS (Cost $49,961,512)	57,668,130

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.1%
	COLLATERAL FOR SECURITIES LOANED - 17.6%
10,274,158	Mount Vernon Liquid Assets Portfolio, LLC, 5.55% (Cost $10,274,158)(c),(d)	$10,274,158

	MONEY MARKET FUND - 1.5%
861,374	Fidelity Investments Money Market Government Portfolio Class I, 5.24% (Cost $861,374)(d)	861,374

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,135,532)	11,135,532

	TOTAL INVESTMENTS - 117.6% (Cost $61,097,044)	$68,803,662
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.6)%	(10,312,191)
	NET ASSETS - 100.0%	$58,491,471

LLC	- Limited Liability Company

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $9,909,486.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2023. Total collateral had a value of $10,274,158 at December 31, 2023.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2023.

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023

	Donoghue Forlines	Donoghue Forlines
	Dividend VIT Fund	Momentum VIT Fund
ASSETS
Investment securities:
At cost	$9,804,762	$61,097,044
At value (Securities on loan $1,821,617 and $9,909,486, respectively)	$10,196,687	$68,803,662
Dividends and interest receivable	7,764	61,746
Prepaid expenses and other assets	1,337	1,523
TOTAL ASSETS	10,205,788	68,866,931

LIABILITIES
Securities lending collateral (Note 5)	1,868,042	10,274,158
Payable to related parties	4,962	7,628
Investment advisory fees payable	4,161	48,876
Distribution (12b-1) fees payable	1,729	12,219
Payable for Fund shares repurchased	384	2,190
Accrued expenses and other liabilities	18,201	30,389
TOTAL LIABILITIES	1,897,479	10,375,460
NET ASSETS	$8,308,309	$58,491,471

COMPOSITION OF NET ASSETS:
Paid-in capital	$14,062,924	$59,461,512
Accumulated losses	(5,754,615)	(970,041)
NET ASSETS	$8,308,309	$58,491,471

NET ASSET VALUE PER SHARE:
Class 1 Shares:
Net Assets	$8,308,309	$58,491,471
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	580,901	2,388,717
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$14.30	$24.49

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2023

	Donoghue Forlines	Donoghue Forlines
	Dividend VIT Fund	Momentum VIT Fund
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $358, and $0, respectively)	$312,873	$620,225
Interest	6,769	44,490
Securities Lending Income	4,131	15,540
TOTAL INVESTMENT INCOME	323,773	680,255

EXPENSES
Investment advisory fees	85,581	548,878
Distribution (12b-1) fees
Class 1	21,395	137,219
Accounting services fees	26,825	29,360
Administration fees	26,240	61,476
Audit fees	18,994	19,470
Trustees’ fees and expenses	16,043	16,043
Legal fees	14,853	12,362
Transfer agent fees	7,120	7,680
Custodian fees	4,573	5,052
Insurance expense	3,198	3,101
Compliance officer fees	2,964	6,604
Printing and postage expenses	258	5,939
Other expenses	919	1,438
TOTAL EXPENSES	228,963	854,622
Less: Fees waived/reimbursed by the advisor	(57,854)	—
NET EXPENSES	171,109	854,622

NET INVESTMENT INCOME (LOSS)	152,664	(174,367)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(849,168)	(333,976)
Net change in unrealized appreciation on investments	525,435	10,496,821
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(323,733)	10,162,845

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(171,069)	$9,988,478

See accompanying notes to financial statements.

Donoghue Forlines Dividend VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
FROM OPERATIONS
Net investment income	$152,664	$136,643
Net realized loss from security transactions	(849,168)	(103,071)
Net change in unrealized appreciation (depreciation) on investments	525,435	(1,177,762)
Net decrease in net assets resulting from operations	(171,069)	(1,144,190)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions Paid
Class 1	(145,942)	(143,414)
Total distributions to shareholders	(145,942)	(143,414)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	139,679	223,003
Reinvestment of distributions
Class 1	145,942	143,414
Payments for shares redeemed
Class 1	(937,234)	(1,624,174)
Net decrease in net assets resulting from shares of beneficial interest	(651,613)	(1,257,757)

TOTAL DECREASE IN NET ASSETS	(968,624)	(2,545,361)

NET ASSETS
Beginning of Year	9,276,933	11,822,294
End of Year	$8,308,309	$9,276,933

SHARE ACTIVITY
Class 1:
Shares Sold	10,068	13,869
Shares Reinvested	10,699	9,505
Shares Redeemed	(66,931)	(102,675)
Net decrease in shares of beneficial interest outstanding	(46,164)	(79,301)

See accompanying notes to financial statements.

Donoghue Forlines Momentum VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
FROM OPERATIONS
Net investment loss	$(174,367)	$(219,116)
Net realized loss from security transactions	(333,976)	(8,347,311)
Net change in unrealized appreciation (depreciation) on investments	10,496,821	(7,909,627)
Net increase (decrease) in net assets resulting from operations	9,988,478	(16,476,054)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class 1	—	(11,213,277)
Total distributions to shareholders	—	(11,213,277)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	83,046	516,041
Reinvestment of distributions
Class 1	—	11,213,277
Payments for shares redeemed
Class 1	(4,784,362)	(7,722,327)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(4,701,316)	4,006,991

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,287,162	(23,682,340)

NET ASSETS
Beginning of Year	53,204,309	76,886,649
End of Year	$58,491,471	$53,204,309

SHARE ACTIVITY
Class 1:
Shares Sold	3,742	19,146
Shares Reinvested	—	521,548
Shares Redeemed	(217,582)	(277,345)
Net increase (decrease) in shares of beneficial interest outstanding	(213,840)	263,349

See accompanying notes to financial statements.

Donoghue Forlines Dividend VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class 1
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of year	$14.79	$16.74	$13.01	$14.90	$15.56

Activity from investment operations:
Net investment income (1)	0.25	0.21	0.22	0.17	0.26
Net realized and unrealized gain (loss) on investments	(0.50)	(1.94)	3.70	(1.35)	(0.71)
Total from investment operations	(0.25)	(1.73)	3.92	(1.18)	(0.45)

Less distributions from:
Net investment income	(0.24)	(0.22)	(0.20)	(0.71)	(0.21)
Net realized gains	—	—	—	—	—
Total distributions	(0.24)	(0.22)	(0.20)	(0.71)	(0.21)

Net asset value, end of year	$14.30	$14.79	$16.74	$13.01	$14.90

Total return (2)	(1.58)%	(10.35)%	30.30%	(7.25)%	(2.84)%

Net assets, at end of year (000s)	$8,308	$9,277	$11,822	$10,054	$22,785

Ratio of gross expenses to average net assets before waiver (3,6)	2.68%	2.54%	2.33%	2.38%	1.74%
Ratio of net expenses to average net assets after waiver (3,6)	2.00%	2.00%	2.00%	2.02%	1.53	% (5)
Ratio of net investment income to average net assets before waivers (3,4,6)	1.11%	0.79%	1.12%	0.98%	1.54%
Ratio of net investment income to average net assets after waivers (3,4,6)	1.78%	1.33%	1.45%	1.34%	1.75%
Portfolio Turnover Rate	299%	183%	180%	303%	495%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of the investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Effective June 1, 2019, the Advisor agreed to waive expenses greater than 2.00% per annum of the Fund’s average daily net assets. Prior to June 1, 2019, the advisor waived expenses over 1.25% per annum of the Fund’s average daily net assets.

(6)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.68%	2.54%	2.33%	2.36%	1.74%
Net expenses to average net assets	2.00%	2.00%	2.00%	2.00%	1.53%
Net investment income to average net assets before waivers	1.11%	0.79%	1.12%	1.00%	1.54%
Net investment income to average net assets after waivers	1.78%	1.33%	1.45%	1.36%	1.75%

See accompanying notes to financial statements.

Donoghue Forlines Momentum VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class 1
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of year	$20.44	$32.87	$25.35	$28.15	$26.30

Activity from investment operations:
Net investment income (loss) (1)	(0.07)	(0.10)	(0.10)	(0.05)	0.04
Net realized and unrealized gain (loss) on investments	4.12	(7.05)	7.62	(0.54)	2.03
Total from investment operations	4.05	(7.15)	7.52	(0.59)	2.07

Less distributions from:
Net investment income	—	—	—	(0.04)	(0.22)
Net realized gains	—	(5.28)	—	(2.17)	—
Total distributions	—	(5.28)	—	(2.21)	(0.22)

Net asset value, end of year	$24.49	$20.44	$32.87	$25.35	$28.15

Total return	19.81%	(22.56)%	29.66%	(1.20)%	7.87	% (2)

Net assets, at end of year (000s)	$58,491	$53,204	$76,887	$64,139	$75,088

Ratio of gross expenses to average net assets before waiver (3)	1.56%	1.62%	1.53%	1.57%	1.49%
Ratio of net expenses to average net assets after waiver (3)	1.56%	1.62%	1.53%	1.57%	1.31	% (5)
Ratio of net investment loss to average net assets before waivers (3,4)	(0.32)%	(0.36)%	(0.33)%	(0.20)%	(0.04)%
Ratio of net investment income (loss) to average net assets after waivers (3,4)	(0.32)%	(0.36)%	(0.33)%	(0.20)%	0.13%
Portfolio Turnover Rate	163%	308%	287%	477%	526%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of the investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Effective June 1, 2019, the advisor agreed to waive expenses greater than 2.00% per annum of the Fund’s average daily net assets. Prior to June 1, 2019, the advisor waived expenses over 1.25% per annum of the Fund’s average daily net assets.

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.	ORGANIZATION

The Donoghue Forlines Dividend VIT Fund and the Donoghue Forlines Momentum VIT Fund, (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including Jefferson National Life Insurance Company. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts. Jefferson National Life Insurance Company separate accounts own approximately 92% of the shares offered by the Donoghue Forlines Dividend VIT Fund, and 100% of the shares offered by the Donoghue Forlines Momentum VIT Fund.

Each Fund currently offer two classes of shares: Class 1 shares and Class 2 shares. Class 1 and 2 shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds, income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of December 31, 2023 Class 2 shares of the Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund have not commenced operations.

The investment objective of each Fund is as follows:

Fund	Objective

Donoghue Forlines Dividend VIT Fund	Total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Donoghue Forlines Momentum VIT Fund	Capital growth with a secondary objective of generating income.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller- sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023 for the Funds’ investments measured at fair value:

Donoghue Forlines Dividend VIT Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$8,179,124	$—	$—	$—	$8,179,124
Collateral for Securities Loaned	—	—	—	1,868,042	$1,868,042
Money Market Fund	149,521	—	—	—	$149,521
Total	$8,328,645	$—	$—	$1,868,042	$10,196,687

Donoghue Forlines Momentum VIT Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$57,668,130	$—	$—	$—	$57,668,130
Collateral for Securities Loaned	—	—	—	10,274,158	10,274,158
Money Market Fund	861,374	—	—	—	861,374
Total	$58,529,504	$—	$—	$10,274,158	$68,803,662

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for classification by asset class.

**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

Security Transactions and Related Income – Security transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the term of the respective securities using the effective interest method. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Funds’ performance.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of index fund bought and sold on a securities exchange. An ETN trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – The following table summarizes each Fund’s investment income and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Donoghue Forlines Dividend VIT Fund	Quarterly	Annually
Donoghue Forlines Momentum VIT Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2020 to December 31, 2022, or expected to be taken in the Funds’ December 31, 2023 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Donoghue Forlines Dividend VIT Fund	$25,345,790	$25,974,811
Donoghue Forlines Momentum VIT Fund	$88,557,278	$93,745,558

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), under the oversight of the Board, the Advisor supervises the performance of the daily operations of the Funds and the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets.

For the year ended December 31, 2023, earned advisory fees for the Funds were as follows:

Fund	Advisory Fees
Donoghue Forlines Dividend VIT Fund	$85,581
Donoghue Forlines Momentum VIT Fund	548,878

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has contractually agreed, at least until October 31, 2024 for the Donoghue Forlines Dividend VIT Fund and the Donoghue Forlines Momentum VIT Fund, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements: (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 2.00% and 2.50%, of each Fund’s average daily net assets for Class 1 and Class 2 shares, respectively.

During the year ended December 31, 2023, the Advisor waived fees/reimbursed expenses pursuant to the Waiver Agreement for the Funds as follows:

Fees Waived by
Fund	the Advisor
Donoghue Forlines Dividend VIT Fund	$57,854

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

If the Advisor waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through December 31 of the years indicated:

	Recapture through	Recapture through	Recapture through
Fund	December 31, 2024	December 31, 2025	December 31, 2026	Total
Donoghue Forlines Dividend VIT Fund	$36,686	$55,764	$57,854	$150,304
Donoghue Forlines Momentum VIT Fund	$—	$—	$—	$—

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Donoghue Forlines Dividend VIT Fund and the Donoghue Forlines Momentum VIT Fund may pay 0.25% and 0.50% per year of the average daily net assets of Class 1 and Class 2 shares, respectively.

For the year ended December 31, 2023, the Funds incurred distribution fees under the Plans as follows:

Fund	Class 1
Donoghue Forlines Dividend VIT Fund	$21,395
Donoghue Forlines Momentum VIT Fund	137,219

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the year ended December 31, 2023, there were no underwriting commissions paid for sales of Class 1 or Class 2 shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with US Bank, the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of December 31, 2023:

				Gross Amounts Not Offset in the Statement of Assets &
				Liabilities *

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts	Statements of	in the Statements	Financial	Pledged
	of Recognized	Assets &	of Assets &	Instruments	Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets
Donoghue Forlines Dividend VIT Fund
Description:
Securities Loaned	$1,821,617	$—	$1,821,617	$—	$1,821,617	$—
Total	$1,821,617	$—	$1,821,617	$—	$1,821,617	$—

Donoghue Forlines Momentum VIT Fund
Description:
Securities Loaned	$9,909,486	$—	$9,909,486	$—	$9,909,486	$—
Total	$9,909,486	$—	$9,909,486	$—	$9,909,486	$—

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

The following table breaks out the holdings received as collateral as of December 31, 2023:

Securities Lending Transactions
Overnight and Continuous
Donoghue Forlines Dividend VIT Fund
Mount Vernon Liquid Assets Portfolio, LLC	$1,868,042

Donoghue Forlines Momentum VIT Fund
Mount Vernon Liquid Assets Portfolio, LLC	$10,274,158

The fair value of the securities loaned for Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund totaled $1,821,617, and $9,909,486 at December 31, 2023, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $1,868,042 and $10,274,158 for the Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund at December 31, 2023, respectively. This amount is offset by a liability recorded as “Securities lending Collateral.”

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2023, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Donoghue Forlines Dividend VIT Fund	$9,819,644	$432,999	$(55,956)	$377,043
Donoghue Forlines Momentum VIT Fund	$61,101,425	$7,863,673	$(161,436)	$7,702,237

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the fiscal years ended December 31, 2023 and December 31, 2022 was as follows:

For the period ended December 31, 2023:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Donoghue Forlines Dividend Index VIT Fund	$145,942	$—	$—	$145,942
Donoghue Forlines Momentum Index VIT Fund	—	—	—	—

For the period ended December 31, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Donoghue Forlines Dividend Index VIT Fund	$143,414	$—	$—	$143,414
Donoghue Forlines Momentum Index VIT Fund	11,202,011	11,266	—	11,213,277

As of December 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Donoghue Forlines Dividend Index VIT Fund	$105,488	$—	$—	$(6,237,146)	$—	$377,043	$(5,754,615)
Donoghue Forlines Momentum Index VIT Fund	—	—	—	(8,672,278)	—	7,702,237	(970,041)

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2023, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	Utilized
Donoghue Forlines Dividend Index VIT Fund	$5,129,644	$1,107,502	$6,237,146	$—
Donoghue Forlines Momentum Index VIT Fund	8,672,278	—	8,672,278	—

Permanent book and tax differences, primarily attributable to tax adjustments for net operating losses, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2023, as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Donoghue Forlines Dividend Index VIT Fund	$—	$—
Donoghue Forlines Momentum Index VIT Fund	(174,367)	174,367

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2023, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the Advisor.

Shareholder	Fund	Percent
Jefferson National Life Insurance Co.	Donoghue Forlines Dividend VIT Fund	91.57%
Jefferson National Life Insurance Co.	Donoghue Forlines Momentum VIT Fund	100.00%

9.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Variable Trust and Shareholders of Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund (the “Funds”), each a fund constituting the Northern Lights Variable Trust (the “Trust”), including the schedules of investments, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
February 26, 2024

We have served as the auditor of one or more Donoghue Forlines Funds investment companies since 2018.

Donoghue Forlines VIT Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2023

As a shareholder of one or both of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 through December 31, 2023.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Funds’ expenses shown do not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the costs would have been higher.

Hypothetical
(5% return before
			Actual		expenses)

	Fund’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account	Value	During	Value	During
	Ratio	Value 7/1/23	12/31/23	Period*	12/31/23	Period
Donoghue Forlines Dividend VIT Fund Class 1	2.00%	$1,000.00	$1,021.10	$ 10.19	$1,015.12	$ 10.16
Donoghue Forlines Momentum VIT Fund Class 1	1.58%	$1,000.00	$1,082.70	$ 8.29	$1,017.24	$ 8.03

*	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Donoghue Forlines VIT Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended December 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Donoghue Forlines VIT Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2023

Donoghue Forlines, LLC
Adviser to Donoghue Forlines Dividend VIT &
Donoghue Forlines Momentum VIT*

In connection with the regular meeting held on September 20-21, 2023 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Donoghue Forlines, LLC (“Donoghue” or “Adviser”) and the Trust, with respect to the Donoghue Forlines Dividend VIT Fund (“Dividend VIT”) & Donoghue Forlines Momentum VIT Fund (“Momentum VIT”) (each the “Fund” and collectively referred to as the “Donoghue Funds”) . In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Board noted that Donoghue was established in 2017, with origins dating to 1986, and had $758 million in assets under management and advisement. The Board reviewed the background information of the key investment personnel who were responsible for servicing the Funds, considering their education and varied financial industry experience. The Board reviewed the investment process for the Donoghue Funds, noting that investment decisions are driven by Donoghue’s research and analysis of technical indicators to determine when to invest and when to be defensive. The Board discussed that Donoghue utilized an order management system to monitor compliance with each Fund’s investment limitations. The Board commented that Donoghue’s CCO and CIO review, assess and approve broker dealers. The Board observed that Donoghue provided adequate resources to support the Donoghue Funds and adhere to its models and active trading. The Board concluded that Donoghue could be expected to continue providing quality services to the Donoghue Funds and their respective shareholders.

Performance.

Donoghue Forlines Dividend VIT. The Board noted that the Fund received a one-star Morningstar category rating. The Board discussed that the Fund underperformed its benchmark, peer group and Morningstar category for the one-year, three-year, five-year and since inception periods. They acknowledged that the Adviser had achieved a low standard deviation consistent with its emphasis on risk mitigation, but to the detriment of returns. The Board concluded that the Fund is operating as designed and performance was not unsatisfactory.

Donoghue Forlines Momentum VIT. The Board noted that the Fund received a four-star Morningstar rating. The Board observed the Fund’s performance, noting that the Adviser changed the strategy in 2021, and since that change Fund performance was more reasonable. The Board concluded that the Fund’s performance was acceptable given the strategy and the Adviser’s ongoing efforts to enhance the strategy.

Fees and Expenses.

Donoghue Forlines Dividend VIT. The Board considered Donoghue’s advisory fee and noted that it was the highest in the Fund’s Morningstar category. The Board further noted the Fund’s net expense ratio was significantly higher than its peer group and Morningstar category medians and averages and was the category high. The Board discussed Donoghue’s rationale for the higher fees, mainly its risk management and tactical ability to move into 100% short term treasuries. The Board considered that the fees were the same as Donoghue’s fees for Donoghue Forlines Dividend, which had the same strategy and required the same level of resources to effectively manage the Fund’s strategy. The Board noted that Donoghue intended to renew its expense limitation agreement. After further discussion, the Board concluded that the advisory fee of the Fund was not unreasonable.

Donoghue Forlines VIT Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2023

Donoghue Forlines Momentum VIT. The Board considered Donoghue’s advisory fee and noted that it was the highest in the Fund’s Morningstar category. The Board further noted the Fund’s net expense ratio was significantly higher than its peer group and Morningstar category medians and averages and was the category high. The Board noted that Donoghue explained its higher fees in light of its risk management and tactical ability to move into 100% short term treasuries during times of major market downturns in order to protect principal which was unlike the ability of the other funds in its peer group. The Board also considered Donoghue’s assertion that the overall expense ratio should decrease as the Fund increases its assets. The Board noted that Donoghue intended to renew the expense limitation agreements. After further discussion, the Board concluded that the advisory fee of the Fund was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Donoghue. The Board examined Donoghue’s responses and noted that Donoghue’s profitability for each Fund ranged considerably, including losses on three of the Funds. The Board recalled factors offered by Donoghue to support its levels of profit which included business, operational, regulatory, and reputational risks assumed in managing the Donoghue Funds, as well as the resources required to execute unique components of each Fund’s strategy. After further discussion, the Board determined that Donoghue’s profitability with respect to each Fund was not excessive.

Economies of Scale. The Board noted that the Funds collectively lost assets over the last twelve months. The Board observed that Donoghue was willing to consider implementing a breakpoint when each Fund reached a higher targeted asset level. The Board discussed the benefits to shareholders of the expense limitation agreements. The Board agreed to monitor and revisit this issue at the appropriate time.

Conclusion. Having requested and received such information from Donoghue as the Board believed to be reasonably necessary to evaluate the terms of each Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of each Advisory Agreement with Donoghue was in the best interests of the Funds and each Fund’s respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Donoghue Funds.

Donoghue Forlines VIT Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2023

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLP, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	2	Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Fund Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); OFI Carlyle Global Private Credit Fund (since March 2018) and Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	2	Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Northern Lights Fund Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); Schroder Global Series Trust (2012 - 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	2	Northern Lights Variable Trust (for series not affiliated with the Funds since 2006); Northern Lights Fund Trust (since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	2	Northern Lights Variable Trust (for series not affiliated with the Funds since 2006); Northern Lights Fund Trust (since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	2	Northern Lights Variable Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Fund Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) commencing August 2022 (President-Elect 2022-2023, President 2023-2024; Past President 2024-2025). AAA Vice President-Finance (2017-2020); President, Auditing Section of the AAA; Member, AICPA Auditing Standards Board (2009-2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012). +	2	Northern Lights Variable Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Fund Trust (since 2007).

12/31/23-NLVT-v1

Donoghue Forlines VIT Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2023

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Executive Vice President, Head of Fund Administration, and Product; Ultimus Fund Solutions, LLC (since 2020); Vice President of The Ultimus Group, LLC (since 2019); Executive Vice President of Gemini Fund Services, LLC (2019-2020) President, Gemini Fund Services, LLC (2012 - 2019).	N/A	N/A
Timothy Burdick Born in 1986	Vice President Since November 2023	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (since 2023); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022-2023); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019-2022).	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Senior Vice President Fund Administration, Ultimus Fund Solutions (since 2020); Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020); Assistant Treasurer of the Trust (2006-June 2017).	N/A	N/A
Stephanie Shearer Born in 1979	SecretarySince February 2017	Assistant Secretary of the Trust (2012-February 2017); Associate Director, Ultimus Fund Solutions (since 2022); Manager of Legal Administration, Ultimus Fund Solutions (since 2020-2022); Manager of Legal Administration, Gemini Fund Services, LLC (2018-2020); Senior Paralegal, Gemini Fund Services, LLC (2013 - 2018).	N/A	N/A
Michael J.Nanosky Born in 1966	Chief Compliance Officer since January 2021	Chief Compliance Officer, of the Trust (Since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (Since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President- Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of December 31, 2023, the Trust was comprised of 13 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Portfolios managed by the Adviser. The Portfolios do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-779-7462.

12/31/23-NLVT-v1

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Donoghue Forlines LLC
One International Place Suite 310
Boston, MA 02110

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DONOGHUEVIT-AR23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees                                                  2022    2023

Donoghue Forlines Dividend VIT Fund $15,360 $15,820

Donoghue Forlines Momentum VIT Fund $15,360 $15,820

(b) Audit-Related Fees                                 2022   2023

Donoghue Forlines Dividend VIT Fund None  None

Donoghue Forlines Momentum VIT Fund None None

(c) Tax Fees                                                   2022   2023

Donoghue Forlines Dividend VIT Fund $3,410 $3,510

Donoghue Forlines Momentum VIT Fund $3,410 $3,510

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d) All Other Fees                                          2022   2023

Donoghue Forlines Dividend VIT Fund None    None

Donoghue Forlines Momentum VIT Fund None  None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Donoghue Forlines Dividend VIT Fund  2022   2023

Audit-Related Fees:                                0.00% 0.00%

Tax Fees:                                                0.00% 0.00%

All Other Fees:                                      0.00% 0.00%

Donoghue Forlines Momentum VIT Fund   2022  2023

Audit-Related Fees:                                    0.00% 0.00%

Tax Fees:                                                    0.00% 0.00%

All Other Fees:                                            0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2022 2023

Donoghue Forlines Dividend VIT Fund    $3,410 $3,510

Donoghue Forlines Momentum VIT Fund $3,410 $3,510

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)        Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) to Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/5/24

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/5/24